Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities
$ 183,593 $ 182,478 $ 206,815 $ 202,667
Other debt securities 56,846 56,679 64,800 63,509
Total debt securities at amortized cost, net of allowance for credit losses 240,439 239,157 271,615 266,176
Total loans, net of allowance for loan losses 953,012 956,424 949,549 949,227
Total financial assets not carried at fair value $ 1,193,451 $ 1,195,581 $ 1,221,164 $ 1,215,403
FINANCIAL LIABILITIES
Deposits $ 1,267,104 $ 1,267,466 $ 1,268,680 $ 1,266,562
Securitization liabilities at amortized

cost

14,841 14,805 12,365 12,123
Subordinated notes and debentures

10,733 10,929 11,473 11,628
Total financial liabilities not carried at fair value $ 1,292,678 $ 1,293,200 $ 1,292,518 $ 1,290,313
1 This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the years
ended October 31, 2025

and October 31, 2024.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements 1 Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of October 31 instruments
2024 in income 2 in OCI 3,4 Issuances Settlements Level 3 Level 3 2025 still held 5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-related
securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 26 (1) – – (26) 70 (2) 67 (2)
Equity securities 12 1 – 21 (9) – – 25 –

38 – – 21 (35) 70 (2) 92 (2)
Non-trading financial assets at
fair value through profit or loss
Securities 1,233 33 – 385 (74) – (10) 1,567 (5)

1,233 33 – 385 (74) – (10) 1,567 (5)
Financial assets at fair value
through other comprehensive
income
Other debt securities 7 – – – (7) – – – –
Equity securities

3,355 3 15 13 (1,472) – (3) 1,911 13

$ 3,362 $ 3 $ 15 $ 13 $ (1,479) $ – $ (3) $ 1,911 $ 13
FINANCIAL LIABILITIES
Trading deposits 6 $ (505) $ 33 $ – $ (191) $ 350 $ – $ 40 $ (273) $ 32
Derivatives
7
Interest rate contracts (158) 80 – – 10 – – (68) 83
Foreign exchange contracts 1 (18) – – 4 8 3 (2) (3)
Equity contracts (24) (108) – – (24) (2) 3 (155) (108)
Commodity and other contracts (10) (45) – – – – – (55) (48)
(191) (91) – – (10) 6 6 (280) (76)
Financial liabilities designated
at fair value through profit or loss (24) 10 – (24) 36 – – (2) 1
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements 1 Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of October 31 instruments
2023 in income 2 in OCI 3,4
Issuances Settlements
Level 3 Level 3 2024 still held 5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-related
securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 91 (88) 33 (76) 26 –
Equity securities 10 (1) – 11 (8) – – 12 –

142 – – 102 (163) 33 (76) 38 –
Non-trading financial assets at
fair value through profit or loss
Securities 980 98 – 232 (76) – (1) 1,233 80

980 98 – 232 (76) – (1) 1,233 80
Financial assets at fair value
through other comprehensive
income
Other debt securities 27 – (3) 3 (20) – – 7 –
Equity securities

2,377 – (7) 1,171 (205) 19 – 3,355 3

$ 2,404 $ – $ (10) $ 1,174 $ (225) $ 19 $ – $ 3,362 $ 3
FINANCIAL LIABILITIES
Trading deposits 6 $ (985) $ (13) $ – $ (122) $ 540 $ – $ 75 $ (505) $ (6)
Derivatives 7
Interest rate contracts (126) (70) – – 38 – – (158) (34)
Foreign exchange contracts (6) 14 – – 2 (14) 5 1 4
Equity contracts (21) (5) – – (2) 3 1 (24) (6)
Commodity and other contracts (1) (5) – – (4) – – (10) (9)
(154) (66) – – 34 (11) 6 (191) (45)
Financial liabilities designated
at fair value through profit or loss (22) 127 – (260) 131 – – (24) 127
1

Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7 Consists of derivative assets of $ 11

million (October 31, 2024/November 1, 2024 – $
30

million; November 1, 2023 – $
22

million) and derivative liabilities of $
291

million
(October 31, 2024/November 1, 2024 – $ 221

million; November 1, 2023 – $
176

million), which have been netted in this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents

the Bank’s assets and liabilities recognized

at fair value and classified as Level 3, together

with the valuation techniques used to
measure fair value, the significant inputs

used in the valuation technique that are considered

unobservable,

and a range of values for those unobservable

inputs.
The range of values represents

the highest and lowest inputs

used in calculating the fair value.
Valuation Techniques and Inputs

Used in the Fair Value Measurement of Level 3 Assets and Liabilities

As at

October 31, 2025 October 31, 2024
Significant
Valuation unobservable Lower Upper Lower Upper
technique inputs (Level 3) range range range range Unit
Other debt securities Market comparable Bond price equivalent – 108 – 102 points
Equity securities 1 Market comparable New issue price 100 100 100 100%
Non-trading financial assets
at fair value through profit or loss Market comparable New issue price 100 100 100 100%
Discounted cash flow Discount rates 11 11 9 9%
EBITDA multiple Earnings multiple n/a 2 n/a – 20.0 times
Price-based Net Asset Value 3 n/a n/a n/a n/a
Derivatives

Interest rate contracts

Discounted cash flow Inflation rate swap curve n/a n/a 2 2%
Option model Funding ratio n/a n/a 75 75%
Swaption Model Currency-specific volatility 46 277 56 319%
Foreign exchange contracts

Option model Currency-specific volatility 3 26 5 26%
Equity contracts

Option model Price correlation 29 81 16 67%

Dividend yield – 8 2 7%

Equity volatility 12 111 13 27%
Commodity and other contracts

Option model Quanto correlation (67) (47) (67) (47) %
Market comparable Price equivalent 90 95 n/a n/a points
Trading deposits Swaption model Currency-specific volatility 46 277 53 319%
Financial liabilities designated
at fair value through profit or loss Option model Funding ratio 56 66 2 70%
1

Equity securities exclude the fair value of Federal Reserve stock and FHLB stock of $
1.7

billion (October 31, 2024 – $
3.2

billion) which are redeemable by the issuer at cost which
approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.
2

Not applicable.
3

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities
The following table summarizes the potential

effect of using reasonably possible alternative

assumptions for financial assets and

financial liabilities held, that are
classified in Level 3 of the fair value hierarchy

as at October 31, 2025 and October 31, 2024.

For trading securities, non-trading securities

at FVTPL and equity
securities at FVOCI, the sensitivity was

calculated based on an upward and downward

shock of the fair value reported. For interest rate

derivatives, the Bank
performed a sensitivity analysis on the mortgage

spreads and unobservable inflation curve.

For equity derivatives, the sensitivity was

calculated based on an
upward and downward shock of fair value.

For financial liabilities designated at FVTPL,

the sensitivity was calculated based on an

upward and downward shock of
the funding ratio.
Sensitivity Analysis of Level 3 Financial

Assets and Liabilities
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Impact to net assets Impact to net assets
Decrease in Increase in Decrease in Increase in
fair value fair value fair value fair value
FINANCIAL ASSETS
Trading loans, securities, and other
Securities $ 5 $ 1 $ 3 $ 1
Non-trading financial assets at fair

value through profit or loss
Securities 189 63 155 39
Financial assets at fair value through other

comprehensive income
Equity securities 31 11 30 12
FINANCIAL LIABILITIES
Trading deposits – – – –
Derivatives
Interest rate contracts 35 18 28 17
Equity contracts 2 1 1 –
37 19 29 17
Financial liabilities designated at fair value

through profit or loss
– – 2 4
Total $ 262 $ 94 $ 219 $ 73

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents

the levels

within the fair value hierarchy for each

of the assets and liabilities measured

at fair value on a recurring basis as at
October 31, 2025

and October 31, 2024.
Fair Value Hierarchy for Assets and

Liabilities Measured at Fair Value

on a Recurring Basis
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 4,892 $ 3,875 $ – $ 8,767 $ 691 $ 9,551 $ – $ 10,242
Provinces

– 4,537 – 4,537 – 6,398 – 6,398
U.S. federal, state, municipal governments,

and agencies debt
2,973 20,811 – 23,784 – 18,861 – 18,861
Other OECD government-guaranteed debt 283 5,818 – 6,101 – 9,722 – 9,722
Mortgage-backed securities – 768 – 768 – 1,352 – 1,352
Other debt securities
Canadian issuers

– 6,695 67 6,762 – 6,611 12 6,623
Other issuers – 16,508 – 16,508 – 15,845 14 15,859
Equity securities 87,713 171 25 87,909 68,682 34 12 68,728
Trading loans

– 30,032 – 30,032 – 23,518 – 23,518
Commodities 33,446 1,521 – 34,967 13,504 962 – 14,466
Retained interests – 1 – 1 – 1 – 1

129,307 90,737 92 220,136

82,877 92,855 38 175,770
Non-trading financial assets at fair value through
profit or loss
Securities

465

5,019 1,567 7,051

391

1,188 1,233 2,812
Loans – 344 – 344 – 3,057 – 3,057

465 5,363 1,567 7,395

391 4,245 1,233 5,869
Derivatives

Interest rate contracts

6

10,990 8 11,004

2

15,440 – 15,442
Foreign exchange contracts

30 53,576 3 53,609 47 51,001 13 51,061
Credit contracts

– 44 – 44 – 6 – 6
Equity contracts

162 12,534 – 12,696 64 6,167 – 6,231
Commodity and other contracts

752 4,867 – 5,619 548 4,756 17 5,321

950 82,011 11 82,972

661 77,370 30 78,061
Financial assets designated at
fair value through profit or loss
Securities 1

–

6,986 – 6,986

–

6,417 – 6,417

– 6,986 – 6,986

– 6,417 – 6,417
Financial assets at fair value through other
comprehensive income
Government and government-related securities
Canadian government debt
Federal 100 15,791 – 15,891 – 18,139 – 18,139
Provinces

– 21,080 – 21,080 – 21,270 – 21,270
U.S. federal, state, municipal governments,

and agencies debt
851 53,641 – 54,492 – 35,197 – 35,197
Other OECD government-guaranteed debt – 7,875 – 7,875 – 1,679 – 1,679
Mortgage-backed securities – 1,896 – 1,896 – 2,137 – 2,137
Other debt securities
Asset-backed securities – 8,709 – 8,709 – 1,384 – 1,384
Corporate and other debt – 13,091 – 13,091 – 9,439 7 9,446
Equity securities 1,136 – 1,911 3,047 1,058 2 3,355 4,415
Loans – 288 – 288 – 230 – 230

2,087 122,371 1,911 126,369

1,058 89,477 3,362 93,897
Securities purchased under reverse
repurchase agreements – 7,574 – 7,574 – 10,488 – 10,488
FINANCIAL LIABILITIES
Trading deposits – 37,609 273 37,882 – 29,907 505 30,412
Derivatives

Interest rate contracts

6

9,572

76

9,654

3

13,283

158

13,444
Foreign exchange contracts

24 42,496 5 42,525 30 40,936 12 40,978
Credit contracts

– 440 – 440 – 403 – 403
Equity contracts

– 19,528 155 19,683 – 7,974 24 7,998
Commodity and other contracts

806 6,193 55 7,054 673 4,845 27 5,545

836 78,229 291

79,356

706 67,441 221

68,368
Securitization liabilities at fair value

–

25,283

–

25,283

–

20,319

–

20,319
Financial liabilities designated
at fair value through profit or loss

–

197,633

2

197,635

–

207,890

24

207,914
Obligations related to securities sold short
1

15,342

28,453

–

43,795

1,783

37,732

–

39,515
Obligations related to securities sold
under repurchase agreements – 11,557 – 11,557 – 9,736 – 9,736
1

Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the

financial assets and liabilities not carried at fair

value as at October 31, 2025
and October 31, 2024, but for which fair

value is disclosed.
Fair Value Hierarchy for Assets and

Liabilities not carried at Fair Value
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1
Level 2

Level 3 Total
ASSETS
Debt securities at amortized cost, net of allowance for
credit losses
Government and government-related securities $ – $ 182,478 $ – $ 182,478 $ – $ 202,667 $ – $ 202,667
Other debt securities

– 56,679 – 56,679 – 63,509 – 63,509
Total debt securities

at amortized cost, net of allowance
for credit losses – 239,157 – 239,157 – 266,176 – 266,176
Total loans, net

of allowance for loan losses
– 280,842 675,582 956,424 – 285,070 664,157 949,227
Total assets with

fair value disclosures
$ – $ 519,999 $ 675,582 $ 1,195,581 $ – $ 551,246 $ 664,157 $ 1,215,403
LIABILITIES
Deposits $ – $ 1,267,466 $ – $ 1,267,466 $ – $ 1,266,562 $ – $ 1,266,562
Securitization liabilities at amortized cost

– 14,805 – 14,805 – 12,123 – 12,123
Subordinated notes and debentures

– 10,929 – 10,929 – 11,628 – 11,628
Total liabilities with

fair value disclosures
$ – $ 1,293,200 $ – $ 1,293,200 $ – $ 1,290,313 $ – $ 1,290,313
1 This table excludes financial assets and liabilities where the carrying value approximates their fair value.